                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-02151
                  ---------------------------------------------

                                BANCROFT FUND LTD.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                               Bancroft Fund Ltd.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                               Steven B. King, Esq.
                     Ballard Spahr Andrews & Ingersoll, LLP
                        1735 Market Street, 51st Floor
                          Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  October 31, 2009

Date of reporting period:  June 30, 2009

Item 1. Proxy Voting Record

Issuer: Fifth Third Bancorp
Ticker symbol: FITB
CUSIP: 316773209
Meeting date: 04/21/2009

                                                                                     For/
                                                      Proposed     Voted     Vote    Against
Matter Voted On                                          By     (Yes or No)  Cast    Mgmt.
--------------------------------------------------------------------------------------------
2.    To Amend Article Fourth, Section (A)(2)(D)      Management    YES      FOR     FOR
      of The Second Amended Articles
      of Incorporation, As Amended, To
      Revise The Terms of the Authorized,
      Unissued Shares of Preferred Stock,
      Without Par Value.

================================================================================
Issuer: XL Capital
Ticker symbol: XL
CUSIP: G98255105
Meeting date: 04/24/2009

(Abstained because we no longer owned the security as of the meeting date)

                                                                                     For/
                                                      Proposed     Voted     Vote    Against
Matter Voted On                                          By     (Yes or No)  Cast    Mgmt.
--------------------------------------------------------------------------------------------
1-01. Election of Director: Dale R. Comey	      Management    YES    ABSTAIN   N/A

1-02. Election of Director: Robert R. Glauber         Management    YES    ABSTAIN   N/A

1-03. Election of Director: G. Thompson Hutton        Management    YES    ABSTAIN   N/A

2     To approve the amendment and restatement of     Management    YES    ABSTAIN   N/A
      the Company's 1991 Performance Incentive
      Program

3     To approve the amendment and restatement of     Management    YES    ABSTAIN   N/A
      the Company's Directors Stock & Option Plan

4     Ratification of the appointment of              Management    YES    ABSTAIN   N/A
      independent auditors for 2009


================================================================================

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Fund Ltd.
By /s/Thomas H. Dinsmore
Thomas H. Dinsmore
Principal Executive Officer
Date: July 15, 2009